Schedule of Investments (unaudited)
December 31, 2024
iShares® Global Comm Services ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.0%
CAR Group Ltd.	37,037	$824,217
SEEK Ltd.	34,991	486,939
Telstra Group Ltd.	1,133,067	2,808,082
		4,119,238
Brazil — 0.1%
Telefonica Brasil SA, ADR NVS	38,894	293,650
Canada — 1.3%
BCE Inc.	89,462	2,073,723
Rogers Communications Inc., Class B, NVS	37,361	1,148,550
TELUS Corp.	146,281	1,983,385
		5,205,658
China — 6.5%
Baidu Inc., Class A(a)	223,650	2,358,748
Kuaishou Technology(a)(b)	272,900	1,431,513
NetEase Inc.	170,600	3,036,650
Tencent Holdings Ltd.	350,100	18,685,825
		25,512,736
Finland — 0.2%
Elisa OYJ	14,768	639,432
France — 1.1%
Orange SA	179,989	1,795,898
Publicis Groupe SA	22,853	2,432,921
		4,228,819
Germany — 2.6%
Deutsche Telekom AG, Registered	342,292	10,256,121
Italy — 0.1%
Telecom Italia SpA/Milano(a)	992,152	253,570
Japan — 7.3%
Dentsu Group Inc.	21,400	514,255
KDDI Corp.	139,700	4,449,528
Konami Group Corp.	10,100	945,059
LY Corp.	245,800	649,917
Nexon Co. Ltd.	40,400	600,964
Nintendo Co. Ltd.	114,600	6,674,506
Nippon Telegraph & Telephone Corp.	5,327,800	5,321,747
SoftBank Corp.	2,758,600	3,482,285
SoftBank Group Corp.	102,300	5,846,012
		28,484,273
Mexico — 0.3%
America Movil SAB de CV, Series B, Class B	1,860,520	1,333,978
Netherlands — 0.8%
Koninklijke KPN NV	324,158	1,182,021
Universal Music Group NV	75,342	1,927,182
		3,109,203
Norway — 0.2%
Telenor ASA	61,725	688,676
Singapore — 0.4%
Singapore Telecommunications Ltd.	728,800	1,641,859
South Korea — 0.5%
NAVER Corp.	14,663	1,956,483
Spain — 1.0%
Cellnex Telecom SA(b)	57,502	1,816,288
Security	Shares	Value
Spain (continued)
Telefonica SA	472,630	$1,928,744
		3,745,032
Sweden — 0.3%
Tele2 AB, Class B	55,615	549,170
Telia Co. AB	227,502	632,339
		1,181,509
Switzerland — 0.3%
Swisscom AG, Registered	2,489	1,385,261
Taiwan — 0.4%
Chunghwa Telecom Co. Ltd.	373,120	1,404,584
United Kingdom — 1.7%
Auto Trader Group PLC(b)	87,642	867,205
BT Group PLC	556,474	1,003,035
Informa PLC	130,448	1,301,036
Rightmove PLC	77,145	617,437
Vodafone Group PLC	2,164,626	1,846,595
WPP PLC	105,767	1,090,229
		6,725,537
United States — 73.0%
Alphabet Inc., Class A	259,407	49,105,745
Alphabet Inc., Class C, NVS	211,292	40,238,449
AT&T Inc.	703,633	16,021,723
Charter Communications Inc., Class A(a)	9,482	3,250,145
Comcast Corp., Class A	374,317	14,048,117
Electronic Arts Inc.	23,405	3,424,152
Fox Corp., Class A, NVS	21,687	1,053,555
Fox Corp., Class B	12,937	591,738
Interpublic Group of Companies Inc. (The)	36,530	1,023,571
Live Nation Entertainment Inc.(a)	15,377	1,991,322
Match Group Inc.(a)	24,623	805,418
Meta Platforms Inc., Class A	145,810	85,373,213
Netflix Inc.(a)	19,700	17,559,004
News Corp., Class A, NVS	37,157	1,023,304
News Corp., Class B	10,980	334,121
Omnicom Group Inc.	19,131	1,646,031
Paramount Global, Class B, NVS	58,344	610,278
Take-Two Interactive Software Inc.(a)	16,017	2,948,409
T-Mobile U.S. Inc.	37,132	8,196,146
Verizon Communications Inc.	412,810	16,508,272
Walt Disney Co. (The)	160,983	17,925,457
Warner Bros Discovery Inc.(a)	218,915	2,313,932
		285,992,102
Total Common Stocks — 99.1% (Cost: $334,841,605)		388,157,721
Preferred Stocks
Italy — 0.1%
Telecom Italia SpA, Preference Shares, NVS	591,106	177,573
Total Preferred Stocks — 0.1% (Cost: $245,830)		177,573
Total Long-Term Investments — 99.2% (Cost: $335,087,435)		388,335,294

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Global Comm Services ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)(d)	590,000	$590,000
Total Short-Term Securities — 0.1% (Cost: $590,000)		590,000
Total Investments — 99.3% (Cost: $335,677,435)		388,925,294
Other Assets Less Liabilities — 0.7%		2,650,826
Net Assets — 100.0%		$391,576,120

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$1,787,900	$—	$(1,785,867)(b)	$(2,212)	$179	$—	—	$1,997 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	390,000	200,000 (b)	—	—	—	590,000	590,000	24,648	—
				$(2,212)	$179	$590,000		$26,645	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	5	03/13/25	$87	$333
E-Mini S&P Consumer Services Select Sector Index	25	03/21/25	3,193	(49,414)
				$(49,081)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Global Comm Services ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$294,013,990	$94,143,731	$—	$388,157,721
Preferred Stocks	—	177,573	—	177,573
Short-Term Securities
Money Market Funds	590,000	—	—	590,000
	$294,603,990	$94,321,304	$—	$388,925,294
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$333	$—	$333
Liabilities
Equity Contracts	(49,414)	—	—	(49,414)
	$(49,414)	$333	$—	$(49,081)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares